Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Schedule of Segment Information
	Subscription, licensing and
	smart education business			Music events business			Total
	For the years ended			For the years ended			For the years ended
	December 31,			December 31,			December 31,
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment revenue:
Sales to external customers	135,367	146,054	152,241	27,514	—	—	162,881	146,054	152,241

Segment results:
The Group	25,936	70,418	72,209	2,244	—	—	28,180	70,418	72,209
Share of loss of a joint venture	—	—	—	(9)	—	—	(9)	—	—
	25,936	70,418	72,209	2,235	—	—	28,171	70,418	72,209
Reconciliation:
Finance income							1,621	258	59
Foreign exchange differences, net							361	1,173	(536)
Other unallocated gains							8	—	—
Corporate and other unallocated expenses							(34,209)	(3,357)	(19,352)
Non-lease related finance costs							(7,544)	(2,629)	(1,769)
(Loss)/profit before tax							(11,592)	65,863	50,611

Other segment information
Depreciation of property, plant and equipment	2,001	1,251	834	256	—	—	2,257	1,251	834
Depreciation of right -of-use assets	3,383	1,618	1,939	1,097	—	—	4,480	1,618	1,939
Amortisation of intangible assets	5,366	3,762	2,592	—	—	—	5,366	3,762	2,592
Impairment losses on financial assets, net	34,177	3,088	2,875	1,063	—	—	35,240	3,088	2,875

5. Segment information (continued)

	Subscription, licensing and smart education business		Music events business		Total
	As at December 31,		As at December 31,		As at December 31,
	2020	2019	2020	2019	2020	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
		(Restated)		(Restated)		(Restated)
Segment assets	595,503	480,141	246,773	—	842,276	480,141
Reconciliation:
Corporate and other unallocated assets					35,077	23,485
					877,353	503,626
Segment liabilities	126,604	150,711	1,854	—	128,458	150,711
Reconciliation:
Corporate and other unallocated liabilities					87,726	70,354
					216,184	221,065
Other segment information
Investment in a joint venture	—	—	491	—	491	—
Capital expenditure*	158,755	89,519	769	—	159,524	89,519

* Capital expenditure consists of additions of property, plant and equipment, intangible assets, right-of-use assets I, deposits paid for purchase of non-current assets, including assets from the acquisition of a subsidiary.

Schedule of Revenue from Major Customers

Revenue from major customers of the Group which individually accounted for 10% or more of the Group’s revenue was derived from the subscription, licensing and smart education business segment.  The respective revenue generated by these customers for each reporting period is set out below:

	2020	2019	2018
	RMB'000	RMB'000	RMB'000
Customer 1	22,146	N/A*	N/A*
Customer 2	18,868	N/A*	N/A*

*	The corresponding revenue from these customers is not disclosed as it individually did not contribute 10% or more to the Group’s revenue for the year.